UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21253

Pennsylvania Avenue Funds

(Exact name of registrant as specified in charter)

4201 Massachusetts Avenue NW 8037C, Washington, DC 20016

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code:(202) 364-8395

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments
March 30, 2007 (unaudited)

Common Stocks - 70.73%
Shares	Name	Value
Agricultural Production - Crops - 1.56%
1,000	Delta & Pine Land Co	$41,200
	Total Agricultural Production – Crops	41,200

Mining - 2.61%
1,500	Massey Energy Co	$35,985
3,000	Whittier Energy Corporation (*)	$33,000
	Total Mining	68,985

Manufacturing - 8.91%
6,000	CPAC, INC.	51,000
118	International Aluminum Corp.	6,248
5,000	Mikron Infrared Inc. (*)	56,300
10,000	National RV Holdings Inc (*)	22,100
40,000	Therma-Wave, Inc. (*)	62,000
1,500	Titan International Inc.	37,995
	Total Manufacturing	235,643

Chemical & Allied Products - 6.04%
2,000	Bairnco Corp	26,900
5,000	CCA Industries Inc	59,500
1,000	New River Pharmaceuticals Inc. (*)	63,630
1,738	SkyePharma plc ADR (*)	9,681
	Total Chemical & Allied Products	159,711

Rubber & Miscellaneous Plastics Products - 2.76%
3,600	Gencorp Inc (*)	49,824
700	PW Eagle, Inc.	23,128
	Total Rubber & Miscellaneous Plastics Products	72,952

Electronic & Other Electric Equipment - 2.46%
1,000	Avaya, Inc (*)	11,810
2,000	Cherokee International Corp. (*)	11,280
1,000	Inter-Tel, Inc Series A Common	23,640
1,000	Merrimac Industries (*)	9,600
80,000	Three-Five Systems Inc (*)	8,800
	Total Electronic & Other Electric Equipment	65,130

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments (continued)
March 31, 2007 (unaudited)

Communications - 6.33%
2,000	Clear Channel Communications Inc.	70,080
875	Moscow CableCom Corp. (*)	11,069
6,000	SEMCO Energy Inc. (*)	45,720
2,500	Warwick Valley Tel	40,500
	Total Communications	167,369

Electric, Gas, & Sanitary Services - 6.5%
1,000	Keyspan Corp	41,150
300	Kinder Morgan Inc	31,935
1,700	Northwestern Corp	60,231
600	TXU Corp.	38,460
	Total Electric, Gas, & Sanitary Services	171,776

Retail Trade - 5.81%
1,500	Eddie Bauer Holdings, Inc (*)	17,055
3,200	Factory Card & Outlet Store Corporation (*)	27,040
800	OSI Restaurant Partners, Inc.	31,600
900	Pep Boys-Manny, Moe & Jack	17,181
3,000	Redenvelope, Inc (*)	24,180
2,000	Smith & Wollensky Restaurant Group, Inc (*)	19,780
944	Winn Dixie Stores Inc (*)	16,662
	Total Retail Trade	153,498

Depository Institutions - 2.51%
3,929	PSB Bancorp, Inc	65,614
700	SOBIESKI BANCORP INC (*)	710
	Total Depository Institutions	66,324

Finance, Insurance, & Real Estate - 0.81%
4,000	PDS Financial Corp (*)	1,677
4,060	Wilshire Enterprise Inc (*)	19,650
	Total Finance, Insurance, & Real Estate	21,328

Insurance Carriers - 5.88%
3,500	Direct General Corporation (*)	74,410
1,000	Merchants Group Inc.	32,950
10,000	PXRE Group Ltd (*)	48,000
	Total Insurance Carriers	155,360

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS
Schedule of Investments (continued)
March 31, 2007 (unaudited)

Services - 3.2%
5,000	Educate, Inc. (*)	38,300
2,615	National Home Health Care Corp	30,752
1,000	Mac-Gray Corp. (*)	15,660
	Total Services	84,712

Business Services - 13.74%
5,000	Computer Horizons Corp. (*)	3,750
10,000	Corillian Corp. (*)	49,900
2,000	Embarcadero Technologies Inc (*)	13,820
5,000	I Many Inc (*)	9,950
1,976	InfoUSA Inc	19,009
4,000	Integrated Alarm Systems Group, Inc. (*)	15,360
600	Interpool, Inc.	14,652
4,000	iPass, Inc. (*)	20,120
4,000	Keanea Inc (*)	54,320
3,208	Manatron Inc. (*)	28,551
2,000	Midway Games Inc (*)	12,500
3,875	Netsmart Technologies Inc. (*)	63,705
1,000	TNS Inc.	16,090
20,000	Vantagemed Corp (*)	14,628
1,000	Witness Systems, Inc (*)	26,950
	Total Business Services	363,305

Amusement & Recreation Services - 1.6%
500	Harrah's Entertainment, Inc.	42,225
	Total Amusement & Recreation Services	42,225

	Total Common Stocks (Cost $1,902,473)	1,869,517

Real Estate Investment Trusts - 2.91%
Shares	Name	Value
3,271	National Health Realty Inc.	76,869
	Total Real Estate Investment Trusts (Cost $78,041)	76,869

Escrowed Rights - 0.00%
Shares	Name	Value
20,000	Mirant Corp ESCROW (*)	-
2,100	Pelican Financial Inc ESCROW (*)	-
200	Petrocorp Inc ESCROW (*)	-
50,000	Winn Dixie Stores Inc ESCROW (*)	-
	Total Escrowed Rights (Cost $0)	-

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS
Schedule of Investments (continued)
March 31, 2007 (unaudited)

Bonds - 1.33%
Princ. Amt.	Name
35,000	Federal Mogul NT (Dflt) 8.80% 4-15-07 (*)	30,901
3,928	UAL EETC Ser. 00-2 7.811% 12/2011 (*)	4,369
	Total Bonds (Cost $9,381)	35,269

Short-Term Investments - 24.94%
Shares	Name
659,238	Huntington Money Market Fund IV	659,238
	Total Short Term Investments (Cost $659,238)	659,238

Total Investments - 99.91%		2,638,787

Other Assets and Liabilities: 0.09%		2,350

Net Assets - 100.00%		$2,643,243

* Denotes non-income producing securities.

Item 2. Controls and Procedures.

(a) Thomas Kirchner, the President of the Pennsylvania Avenue Funds (the "Fund"), has concluded that the Fund’s disclosure controls and provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) None.

Item 3. Exhibits.

The certification is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Pennsylvania Avenue Funds

By (Signature and Title)*/s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 3/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 3/29/07

* Print the name and title of each signing officer under his or her signature.